Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Retailing Portfolio
May 31, 2023
RET-NPRT1-0723
1.802188.119
Common Stocks - 96.6%
	Shares	Value ($)
Broadline Retail - 36.6%
Broadline Retail - 36.6%
Amazon.com, Inc. (a)	6,078,800	732,981,703
Dollarama, Inc.	678,600	41,280,875
eBay, Inc.	1,224,200	52,077,468
Etsy, Inc. (a)	276,560	22,415,188
Kohl's Corp. (b)	966,100	17,698,952
MercadoLibre, Inc. (a)	73,800	91,438,200
Ollie's Bargain Outlet Holdings, Inc. (a)	459,307	25,317,002
		983,209,388
Consumer Staples Distribution & Retail - 13.0%
Consumer Staples Merchandise Retail - 9.8%
BJ's Wholesale Club Holdings, Inc. (a)	189,390	11,865,284
Dollar General Corp.	194,800	39,172,332
Dollar Tree, Inc. (a)	721,500	97,315,920
Target Corp.	768,100	100,567,333
Walmart, Inc.	100,600	14,775,122
		263,695,991
Food Distributors - 1.2%
U.S. Foods Holding Corp. (a)	809,100	32,185,998
Food Retail - 2.0%
Albertsons Companies, Inc.	1,294,000	26,345,840
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	562,300	27,226,504
		53,572,344
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		349,454,333
Distributors - 0.4%
Distributors - 0.4%
Pool Corp. (b)	33,600	10,625,328
Entertainment - 0.6%
Movies & Entertainment - 0.6%
Netflix, Inc. (a)	40,700	16,085,861
Hotels, Restaurants & Leisure - 1.5%
Hotels, Resorts & Cruise Lines - 1.1%
Hilton Worldwide Holdings, Inc.	221,600	30,164,192
Leisure Facilities - 0.4%
Bowlero Corp. Class A (a)(b)	837,800	9,601,188
TOTAL HOTELS, RESTAURANTS & LEISURE		39,765,380
Interactive Media & Services - 0.5%
Interactive Media & Services - 0.5%
Pinterest, Inc. Class A (a)(b)	507,100	12,139,974
Specialty Retail - 39.4%
Apparel Retail - 11.8%
American Eagle Outfitters, Inc.	1,604,000	16,312,680
Aritzia, Inc. (a)	727,500	18,633,646
Ross Stores, Inc.	664,600	68,865,852
TJX Companies, Inc.	2,340,832	179,752,489
Victoria's Secret & Co. (a)(b)	1,602,333	32,719,640
		316,284,307
Automotive Retail - 5.1%
CarMax, Inc. (a)(b)	80,100	5,784,021
O'Reilly Automotive, Inc. (a)	144,100	130,166,971
		135,950,992
Home Improvement Retail - 17.1%
Lowe's Companies, Inc.	882,800	177,557,564
The Home Depot, Inc.	998,100	282,911,445
		460,469,009
Homefurnishing Retail - 0.8%
RH (a)	79,800	19,549,404
Wayfair LLC Class A (a)	57,037	2,299,732
		21,849,136
Other Specialty Retail - 4.6%
Bath & Body Works, Inc.	1,027,200	36,198,528
Dick's Sporting Goods, Inc.	364,800	46,515,648
Ulta Beauty, Inc. (a)	97,700	40,040,391
		122,754,567
TOTAL SPECIALTY RETAIL		1,057,308,011
Textiles, Apparel & Luxury Goods - 4.6%
Apparel, Accessories & Luxury Goods - 3.2%
Canada Goose Holdings, Inc. (a)(b)	300,900	4,790,018
Capri Holdings Ltd. (a)(b)	986,300	34,619,130
lululemon athletica, Inc. (a)	80,357	26,672,899
Tapestry, Inc. (b)	491,000	19,649,820
		85,731,867
Footwear - 1.4%
Deckers Outdoor Corp. (a)	79,000	37,525,000
TOTAL TEXTILES, APPAREL & LUXURY GOODS		123,256,867
TOTAL COMMON STOCKS (Cost $1,487,638,998)		2,591,845,142

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d) (Cost $59,416,151)	59,410,210	59,416,151

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $1,547,055,149)	2,651,261,293
NET OTHER ASSETS (LIABILITIES) - 1.2%	31,704,603
NET ASSETS - 100.0%	2,682,965,896

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	87,162,494	105,604,167	192,766,661	527,748	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	112,262,759	283,204,207	336,050,815	18,609	-	-	59,416,151	0.2%
Total	199,425,253	388,808,374	528,817,476	546,357	-	-	59,416,151

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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